GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill By Operating Segment

Goodwill	Electronic and Functional Materials	Coatings and Infrastructure Solutions	Ag Sciences	Perf Materials	Perf Plastics	Feedstocks and Energy	Total
In millions
Gross goodwill at Jan. 1, 2010	$4,967	$4,118	$1,546	$1,306	$1,463	$63	$13,463
Accumulated impairments at Jan. 1, 2010	—	—	—	(220)	(30)	—	(250)
Net goodwill at Jan. 1, 2010	$4,967	$4,118	$1,546	$1,086	$1,433	$63	$13,213
Divestitures:
Styron	—	—	—	(111)	(30)	—	(141)
Powder Coatings	—	(4)	—	—	—	—	(4)
Hydrocarbon Resins	(9)	—	—	—	—	—	(9)
Foreign currency impact	(9)	(57)	—	(9)	(17)	—	(92)
Net goodwill at Dec. 31, 2010	$4,949	$4,057	$1,546	$966	$1,386	$63	$12,967
Accumulated impairments at Dec. 31, 2010	—	—	—	216	30	—	246
Gross goodwill at Dec. 31, 2010	$4,949	$4,057	$1,546	$1,182	$1,416	$63	$13,213

Other Intangible Assets

Other Intangible Assets at December 31	2010			2009
In millions	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Intangible assets with finite lives:
Licenses and intellectual property	$1,733	$(466)	$1,267	$1,729	$(320)	$1,409
Patents	121	(95)	26	140	(107)	33
Software	965	(506)	459	875	(439)	436
Trademarks	693	(168)	525	694	(110)	584
Customer related	3,647	(492)	3,155	3,613	(261)	3,352
Other	122	(78)	44	142	(65)	77
Total other intangible assets, finite lives	$7,281	$(1,805)	$5,476	$7,193	$(1,302)	$5,891
IPR&D (1), indefinite lives	54	—	54	75	—	75
Total other intangible assets	$7,335	$(1,805)	$5,530	$7,268	$(1,302)	$5,966

(1) In-process research and development ("IPR&D") purchased in a business combination.

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]

Rohm and Haas Intangible Assets Acquired on April 1, 2009 In millions	Gross Carrying Amount	Weighted-average Amortization Period
Intangible assets with finite lives:
Licenses and intellectual property	$1,410	10 years
Software	73	3 years
Trademarks	513	10 years
Customer related	3,235	16 years
Total intangible assets, finite lives	$5,231	14 years
IPR&D, indefinite lives	74	-
Total intangible assets	$5,305

Schedule of Amortization Expense of Intangible Assets

Amortization Expense In millions	2010	2009	2008
Other intangible assets, excluding software	$509	$399	$92
Software, included in “Cost of sales”	$87	$76	$48

Schedule of Expected Amortization Expense [Table Text Block]	Total estimated amortization expense for the next five fiscal years is as follows:

Estimated Amortization Expense for Next Five Years In millions
2011	$616
2012	$557
2013	$537
2014	$512
2015	$494